Events Subsequent to the Reporting Date	12 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Events Subsequent to the Reporting Date
Note 28	Events Subsequent to the Reporting Date

On 5 August 2022, the Company settled the acquisition of South African registered Vertica Health (Pty) Ltd (“Vertica”) by acquiring all its shares for the issue of 1,500,000 ordinary shares in the Company, escrowed for 24 months from date of issue, and a payment USD $100,000. Under the Agreement to acquire Vertica, a further payment of USD $250,000 is payable to the vendors on 12 months from the date of acquisition and a final payment of USD $250,000 is payable to the vendors on 24 months from the date of acquisition. The Company has acquired Vertica to bring its software products into AHI for use with other B2B clients and partners. The acquisition is considered to be an asset acquisition and not a business combination for accounting purposes.

On 2 September 2022, the Company announced that it had entered into an Arrangement Agreement with Canadian listed wellteq Digital Health Inc. (CSE:WTEQ) (OTCQB:WTEQF) (“wellteq”) whereby AHI will acquire all of the outstanding shares of wellteq in an all-share acquisition, subject to wellteq shareholder and regulatory approvals. Pursuant to the terms of the Arrangement Agreement, wellteq shareholders will receive one (1) ordinary share in AHI for every six (6) wellteq common shares held. Subject to the required approvals being obtained, AHI will issue a total of approximately 17,804,587 ordinary shares in total consideration for 100% of wellteqs’ shares. Following completion of the proposed acquisition, wellteq shareholders will in aggregate hold approximately 9.573% of AHI’s issued capital. AHI and wellteq anticipate that the closing of the acquisition will occur in late November 2022. On 24 November 2022, a special meeting of wellteq shareholders voted 100% of the votes cast to approve the Arrangement. Following this over whelming vote of wellteq shareholders, on 30 November 2022, the Supreme Court of British Columbia, Canada, approved the Transaction. The wellteq Arrangement was completed on 6 December 2022, which saw the issue of 17,804,587 ordinary shares in the Company on 6 December 2022, in favour of the wellteq shareholders as consideration shares valued at $1,673,631. At 30 November 2022, wellteq had an (unaudited) net liability position of $741,061, suggesting provisional intangible assets acquired of $2,414,692. Given the proximity of transaction completion to the date of this financial report – reissued, the initial accounting for the business combination, including the determination of the fair value of any identifiable intangible assets acquired, is incomplete.

On 1 December 2022, Dr Katherine Iscoe resigned as the CEO of the Company and remains as an Executive Director of the Company. On the same day, Mr Scott Montgomery, was appointed as CEO and Executive Director of the Company and Dr Peter Vaughan was appointed a Non-Executive Director of the Company.

On 8 December 2022, the Australian Securities & Investments Commission approved the change of the Company’s name to Advanced Health Intelligence Ltd, following the passing of a special resolution of the Company shareholders at the Annual General Meeting held on 29 November 2022. As this report is for the year ended 30 June 2022, the Company has not shown the change of name on this report.

The impact of the Coronavirus (“COVID-19”) pandemic is ongoing for the company up to 30 June 2022, it is not practicable to estimate the potential impact, positive or negative, after the reporting date. The situation continues to develop and is dependent on measures imposed by the Australian Government and other countries. However, compared with last year, there is some room for optimism that Australia and other countries may have seen the worst of COVID-19.

Other than as already stated in this report, there has not arisen in the interval between the end of the financial year and the date of this report any item, transaction or event of a material and unusual nature likely, in the opinion of the Directors of the consolidated entity to affect substantially the operations of the consolidated entity, the results of those operations or the state of affairs of the consolidated entity in subsequent financial years.